Litigation and other contingencies (Details) - 3 months ended Sep. 28, 2025 $ in Millions, $ in Millions	USD ($)	CAD ($)
Selling, general and administrative expense
Disclosure of contingent liabilities [line items]
Financial award, inclusive of legal costs	$ 32.0	$ 43.8